1095 Avenue of the Americas New York, NY 10036-6797 +1 212 698 3500 Main +1 212 698 3599 Fax www.dechert.com
Jon Gaines jonathan.gaines@dechert.com +1 212 641 5600 Direct +1 212 698 0446 Fax

December 30, 2016

VIA EDGAR

Filing Room

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Old Westbury Funds, Inc.
Securities Act File No. 033-66528
Post-Effective Amendment No. 64
Investment Company Act File No. 811-07912
Amendment No. 65

Ladies and Gentlemen:

On behalf of Old Westbury Funds, Inc. (the “Company”), attached herewith for filing is the above-referenced Post-Effective Amendment No. 64 (the “Amendment”) to the Company’s Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, on Form N-1A. This filing is being made for the purpose of reflecting changes in the Old Westbury All Cap Core Fund’s investment strategy, benchmark, portfolio managers and fee arrangements and making other non-material changes to the Prospectus and Statement of Additional Information.

The Registration Statement is marked to reflect all changes from the Prospectus and Statement of Additional Information filed as part of Post-Effective Amendment No. 63 to the Company’s Registration Statement pursuant to Rule 485(a) on October 31, 2016. In connection with the filing of the Amendment to the Company’s Registration Statement on Form N-1A, we hereby represent, pursuant to Rule 485(b), that the said Amendment filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended, does not contain any disclosures which would render it ineligible to become effective pursuant to said Rule 485(b). No fees are required in connection with this filing.

Should you have any questions regarding the Amendment or the foregoing matters, please do not hesitate to contact me at (212) 641-5600.

Very truly yours,

/s/ Jonathan Gaines
Jonathan Gaines